Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) (Total Fleet Lease Rental Income)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	24.10%	22.00%	20.60%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.20%	12.60%	11.40%